Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income / (Loss)
	Three Months Ended March 31,
	2016	2017
Included in Voyage related costs and commissions
Charter hire commissions	$79	$95
Included in Management fees, related parties
Ship-management fees	145	175
Included in General and administrative expenses
Administration fees	391	395
Total	$615	$665

	Year Ended December 31,
	2014	2015	2016
Included in Voyage related costs and commissions
Charter hire commissions	$236	$321	$316

Included in Management fees, related parties
Ship-management fees	611	577	631

Included in General and administrative expenses
Administration fees	—	1,245	1,600

Total	$847	$2,143	$2,547